CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net loss for the period	$ (1,481,972)	$ (2,760,358)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	0	31,043
Depreciation	33,029	12,294
Loss on marketable equity securities	44,726	14,126
Deferred tax	(597,358)	0
Changes in non-cash working capital:
Decrease in income tax receivable	3,204,812	0
Net decrease in deposits, advances and other	410,986	1,153,309
Net increase in payables and accrued expenses	280,968	369,143
Net cash provided by (used in) operating activities	1,895,191	(1,180,443)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	0	(1,250)
Net cash used in investing activities	0	(1,250)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1,895,191	(1,181,693)
Cash and cash equivalents - beginning of period	61,822,137	147,646,353
Cash and cash equivalents - end of period	$ 63,717,328	$ 146,464,660